CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalent Rollforward (Details) - ARS ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	$ 939,201,729	$ 990,910,041
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	744,084,142	816,941,402
Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(1,269,220,101)	(1,098,065,669)
Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	822,892,609	647,226,580
Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	251,209,905	276,870,450
Lease Liabilities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	59,387,390	48,182,059
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	37,766,625	44,546,235
Lease Liabilities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(8,325,262)	(10,134,919)
Lease Liabilities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0
Lease Liabilities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(13,295,503)	6,499,095
Dividends payable
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	0	0
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	0	0
Dividends payable | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(569,245,148)	(362,813,644)
Dividends payable | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0
Dividends payable | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	569,245,148	362,813,644
Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	186,896,801	422,488,866
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	194,294,170	235,286,985
Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(147,580,752)	(265,767,216)
Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	211,642,763	139,605,860
Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(56,664,642)	(61,040,525)
Subordinated Debt Securities
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	414,476,406	285,024,674
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	245,154,965	272,312,138
Subordinated Debt Securities | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0
Subordinated Debt Securities | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	0	0
Subordinated Debt Securities | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(169,321,441)	(12,712,536)
Financing Received from the Argentine Central Bank and Other Financial Institutions
Liabilities Arising From Financing Activities [Roll Forward]
Beginning balance, Other differences to cash and cash equivalents in statement of cash flows	278,441,132	235,214,442
Ending balance, Other differences to cash and cash equivalents in statement of cash flows	266,868,382	264,796,044
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow payments
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	(544,068,939)	(459,349,890)
Financing Received from the Argentine Central Bank and Other Financial Institutions | Cash flow receipts
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	611,249,846	507,620,720
Financing Received from the Argentine Central Bank and Other Financial Institutions | Other movements
Liabilities Arising From Financing Activities [Roll Forward]
Differences to cash and cash equivalents in statement of cash flows	$ (78,753,657)	$ (18,689,228)